DEI Document		6 Months Ended
	Jul. 25, 2019	Jun. 28, 2019
Document Information [Line Items]
Entity Central Index Key		0001104657
Document Type		8-K
Document Period End Date	Jul. 25, 2019
Entity Registrant Name		MATERION CORPORATION
Entity Incorporation, State or Country Code		OH
Amendment Flag		false
Entity Emerging Growth Company		false
Entity File Number		001-15885
Entity Tax Identification Number		34-1919973
Entity Address, Address Line One		6070 Parkland Blvd.
Entity Address, City or Town		Mayfield Hts.
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44124
City Area Code		216
Local Phone Number		486-4200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		MTRN
Security Exchange Name		NYSE